Short term borrowings (Details) - CNY (¥)	Dec. 31, 2019	Dec. 31, 2018
Short term borrowings
Short-term borrowings	¥ 3,218,566,000	¥ 3,386,100,000
Restricted cash	¥ 3,367,396,000	¥ 3,910,516,000
Weighted average
Short term borrowings
Interest rate (in percent)	4.64%	4.78%
Secured
Short term borrowings
Short-term borrowings	¥ 2,958,342,000	¥ 3,386,100,000
Secured | Mrs. Li Che
Short term borrowings
Short-term borrowings		8,000,000
Secured | Mr. Xi Wang
Short term borrowings
Short-term borrowings		5,000,000
Unsecured
Short term borrowings
Short-term borrowings	260,224,000
Borrowings secured by restricted cash
Short term borrowings
Short-term borrowings	2,929,981,000	3,373,100,000
Restricted cash	3,263,466,000	¥ 3,884,434,000
Borrowings secured by restricted cash | Mr. Xi Wang
Short term borrowings
Short-term borrowings	18,347,000
Borrowings secured by restricted cash | Beijing Haidian
Short term borrowings
Short-term borrowings	¥ 10,014,000